Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Directors fees	$ 142	$ 153
Salaries and benefits	1,143	929
Share-based compensation	$ 461	$ 410